Finance Income and Costs - Details of Finance Income and Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Income:
Interest income	₩ 73,064	₩ 87,245	₩ 70,055
Dividends	57,060	35,818	43,014
Gain on foreign currency transactions	27,307	32,260	19,065
Gain on foreign currency translations	3,671	9,344	1,199
Gain relating to financial instruments at FVTPL	58,256	190,368	115,043
Finance income	219,358	355,035	248,376
Finance Costs:
Interest expense	383,205	403,129	389,813
Loss on sale of accounts receivable – other	17,513	35,317	65,027
Loss on foreign currency transactions	30,777	30,892	21,693
Loss on foreign currency translations	3,029	3,575	1,227
Loss relating to financial instruments at FVTPL	16,350	133,006	49,641
Other finance Costs	23,356	0	0
Loss on repayment of debentures	468	0	0
Loss on settlement of derivatives	7,298	0	0
Finance costs	481,996	605,919	527,401
Parent Company [Member]
Finance Income:
Gain on foreign currency translations	3,671	9,344	1,199
Finance income	219,358	355,035	248,376
Finance Costs:
Interest expense	383,205	403,129	389,813
Loss on foreign currency translations	3,029	3,575	1,227
Finance costs	₩ 481,996	₩ 605,919	₩ 527,401